Notes to the Balance Sheet - Summary of Accounts Receivable by Region (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Line Items]
Accounts Receivable	€ 32,094	€ 91,231
Impairment
Accounts Receivable [Line Items]
Accounts Receivable	(166)	(414)
Germany | Gross carrying amount
Accounts Receivable [Line Items]
Accounts Receivable	83	0
Europe (excluding Germany) | Gross carrying amount
Accounts Receivable [Line Items]
Accounts Receivable	2,391	1,606
Asia | Gross carrying amount
Accounts Receivable [Line Items]
Accounts Receivable	16	0
USA | Gross carrying amount
Accounts Receivable [Line Items]
Accounts Receivable	€ 29,770	€ 90,038